Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	¥ 788,982		¥ 466,006		$ 108,090
Long-term investments	2,108,477		2,260,785		288,860
Long-term investments, Total losses	(146,532)	$ (20,075)	(280,611)	¥ (458,559)
Equity investments without readily determinable fair value	1,104,545		1,586,589		$ 151,323
Equity investments without readily determinable fair value	0	0	(4,027)	¥ 31,295
Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	(95,277)	(13,053)	(253,125)
Long-term investments, Total losses	(192,613)	$ (26,388)	(336,226)
Equity investments without readily determinable fair value			(4,027)
Quoted Prices in Active Market for Identical Assets (Level 1) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments			43,343
Quoted Prices in Active Market for Identical Assets (Level 1) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments at fair value with readily determinable fair value	9,500		24,815
Significant Other Observable Inputs (Level 2) | Fair Value Measurements, Recurring | Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Time deposits	781,205		32,292
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	941,610		941,738
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, current portion	16,671		2,727,147
Convertible senior notes, non-current portion	3,932,041		3,756,945
Significant Unobservable Inputs (Level 3) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	73,936		25,238
Long-term investments	344,843		228,259
Equity investments without readily determinable fair value			269,415
Significant Unobservable Inputs (Level 3) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	788,982		466,006
Significant Unobservable Inputs (Level 3) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, current portion	207,531
Convertible senior notes, non-current portion	¥ 3,765,189		¥ 5,123,936